10. Share-Based Compensation (Details - Common stock awards) - Common Stock Awards [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock awards outstanding, beginning balance	88,817	62,817	62,817	29,790
Other than options granted	8,219	8,094	26,000	41,800
Common stock awards issued			0	(8,773)
Common stock awards outstanding, ending balance			88,817	62,817